Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Investments, including derivatives	$ 357	$ 0
Tax credit carryforwards	184	172
Other	55	39
Total deferred income tax assets	596	211
Deferred income tax liabilities:
Policyholder liabilities and receivables	536	1,419
Investments, including derivatives	0	125
Intangibles	293	394
Net unrealized investment gains	653	818
DAC	1,565	1,390
Total deferred income tax liabilities	3,047	4,146
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (2,451)	$ (3,935)